Stockholders' Equity (Details Narrative 2) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
General and administrative expenses	$ 783	$ 2,705	$ 2,926	$ 4,553	$ 10,817
Restricted Stock [Member]
Equity-based compensation expense					69	$ 1,969
General and administrative expenses					2,364
Unrecognized compensation cost related to non-vested stock awards					$ 35
Non-vested stock awards weighted-average period						8 months 16 days
Non-Employee Director Stock Option Plan [Member]
Number of shares authorized (in shares)					74,000
Number of shares reserved for issuance (in shares)					2,135
Number of shares reserved for outstanding stock options (in shares)					12,079
Number of shares available for future issuance (in shares)					71,865
Equity Compensation Plan ("2005 Equity Plan") [Member]
Number of shares authorized (in shares)					1,200,000
Number of shares reserved for issuance (in shares)					467,328
Number of shares reserved for outstanding stock options (in shares)					143,815
Number of shares available for future issuance (in shares)					0